Shareholders’ Equity (Deficit) (Details) - Schedule of Black-Scholes Option Pricing Model Assumptions Used to Value	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement, Option [Member]
Share Based Payment Award [Line Items]
Dividend yield (%)	0.00%
Warrant [Member]
Share Based Payment Award [Line Items]
Dividend yield (%)	0.00%
Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Share Based Payment Award [Line Items]
Expected volatility (%)	97.10%
Risk-free interest rate (%)	4.43%
Expected term (in years)	6 months
Minimum [Member] | Warrant [Member]
Share Based Payment Award [Line Items]
Expected volatility (%)	117.40%
Risk-free interest rate (%)	4.36%
Expected term (in years)	8 months 4 days
Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Share Based Payment Award [Line Items]
Expected volatility (%)	98.39%
Risk-free interest rate (%)	5.06%
Expected term (in years)	6 years 1 month 6 days
Maximum [Member] | Warrant [Member]
Share Based Payment Award [Line Items]
Expected volatility (%)	134.00%
Risk-free interest rate (%)	5.08%
Expected term (in years)	2 years